Revenue	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
3.	Revenue
Software, subscription and support revenue
The Company sells a collective defense software solution that provides a near real time collective defense infrastructure that is comprised of two product offerings, IronDefense and IronDome. The software platform is delivered through both on-premises
licenses bundled with
on-premises
hardware and through subscription software.
Our security appliance deliverables include proprietary operating system software and hardware, which together with regular threat intelligence updates and support, maintenance, and warranty. We combine intelligence dependent hardware and software licenses with the related threat intelligence and support and maintenance as a single performance obligation, as it delivers the essential functionality of our cybersecurity solution. As a result, we recognize revenue for this single performance obligation ratably over the expected term with the customer. Significant judgement is required for the assessment of material rights relating to renewal options associated with our contracts.
Revenue from subscriptions, which allow customers to use our security software over a contracted period without taking possession of the software, and managed services, where we provide managed detection and response services for customers, are recognized over the contractual term. The cloud- based subscription revenue, where we also provide hosting, recognized for the three months ended October 31, 2021 and 2020 was $3,792 and $2,180, respectively, and for the nine months ended October 31, 2021 and 2020, were $10,993 and $6,475, respectively. Overall subscription revenue recognized for the three months ended October 31, 2021 and 2020, were $6,092 and $4,432, respectively, and for the nine months ended October 31, 2021 and 2020 were $17,992 and $13,231, respectively.
Professional services revenue
The Company sells professional services, including cyber operations monitoring, security, training and tailored maturity assessments. Revenue derived from these services is recognized as the services are delivered.
Customer concentration
For the nine months ended October 31, 2021, and 2020, two customers accounted for 22%, or $4,283, and one customer accounted for 10%, or $2,174, of the Company’s revenue, respectively. As of October, 2021, and January 31, 2021, three customers represent 60% of the total accounts receivable, and as of January 31, 2021, three customers represented 85% of the total accounts receivable balance.
Significant customers are those which represent at least 10% of the Company’s total revenue at each respective period ending date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	For the Three Months Ended October 31,		For the Nine Months Ended October 31,
	2021	2020	2021	2020
Customer A	12%	*	11%	*
Customer B	11%	15%	11%	*
Customer C	*	*	*	10%

	23%	15%	22%	10%

* - less than 10%
Deferred Costs
The Company defers contract fulfillment costs that include appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2021	$2,805
Cost of revenue recognized	(1,033)
Costs deferred	473
Foreign exchange	(3)

Balance at October 31, 2021	$2,242

Balance at February 1, 2020	3,080
Cost of revenue recognized	(832)
Costs deferred	711
Foreign exchange	(3)

Balance at October 31, 2020	$2,956

The balance of deferred commissions at October 31, 2021 and January 31, 2021 were $1,494 and $1,319, respectively. Deferred commissions are included in the deferred costs on the condensed consolidated balance sheets, of which $1,061 is current and $433 is long-term as of October 31, 2021.
Deferred revenue
Deferred revenue represents amounts received from and/or billed to customers in excess of revenue recognized. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue depending on whether the revenue recognition criteria have been met.
The balance in deferred revenue is as follows:

Balance at February 1, 2021	$34,044
Revenue recognized	(23,687)
Revenue deferred	19,765
Foreign exchange	(12)

Balance at October 31, 2021	$30,110

Balance at February 1, 2020	20,312
Revenue recognized	(19,507)
Revenue deferred	22,196
Foreign exchange	—

Balance at October 31, 2020	$23,001

Remaining performance of deferred revenue
As of October 31, 2021, the remaining performance of deferred revenue totaled $30,110. The Company’s recognition of revenue in the future thereon will be as follows:

Years Ending January 31,
2022 (3 months)	$5,243
2023	10,770
2024	8,174
2025	4,371
2026	1,552

$30,110

2.	Revenue
Software and support revenue
The Company sells a collective defense software solution that provides a near real time collective defense infrastructure that is comprised of two product offerings, IronDefense and IronDome. The software platform is delivered through both on-premises
licenses bundled with
on-premises
hardware and through subscription software.
Our security appliance deliverables include proprietary operating system software and hardware, together with regular threat intelligence updates and support, maintenance, and warranty. We combine intelligence dependent hardware and software licenses with the related threat intelligence and support and maintenance as a single performance obligation, as it delivers the essential functionality of our cybersecurity solution. As a result, we recognize revenue for this single performance obligation ratably over the expected term with the customer. Significant judgement is required for the assessment of material rights relating to renewal options associated with our contracts.
Revenue from Software and Support for the year ended January 31, 2021 and January 31, 2020 was $14,758 and $15,914, respectively.
Subscription revenue
Revenue from subscriptions, which allow customers to use our security software over a contracted period without taking possession of the software, and managed services where we provide managed detection and response services for customers, are recognized over the contractual term. The subscription type revenue recognized for the year ended January 31, 2021 and January 31, 2020 was $9,943 and $3,884, respectively.
Professional services revenue
The Company sells professional services, including cyber operations monitoring, security, training and tailored maturity assessments. Revenue derived from these services is recognized as the services are delivered.
Major customers
For the years ended January 31, 2021 and 2020, six customers accounted for 46% or $13,381 with one of those customers accounting for 10% and four customers accounted for 48% or $11,187 with all four being over 10% of the Company’s revenue, respectively. As of January 31, 2021 and 2020, three and one customers represents 85% and 30% of the total accounts receivable balance, respectively.
Significant customers are those which represent at least 10% of the Company’s total revenue at each respective period ending date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year Ended January 31,
	2021	2020
Customer A	10%	*
Customer B	*	14%
Customer C	*	10%
Customer D	*	10%
Customer E	*	14%

	10%	48%

* - less than 10%
Deferred Costs
As described in Note 1, the Company defers contract fulfillment costs that includes appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2019	$3,754
Cost of revenue recognized	(1,541)
Costs deferred	867

Balance at January 31, 2020	3,080

Balance at February 1, 2020	3,080
Cost of revenue recognized	(1,151)
Costs deferred	876

Balance at January 31, 2021	$2,805

The balance of deferred commissions at January 31, 2021 and 2020 were $1,319 and $64, respectively. Deferred commissions are included in the Deferred costs on the Consolidated Balance Sheets of which $794 is current and $525 is long-term as of January 31, 2021.
Deferred revenue
Deferred revenue represents amounts received from and/or billed to customers in excess of revenue recognized. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue depending on whether the revenue recognition criteria have been met. During the fiscal years, the Company recognized revenue of $7,809 and $7,441, respectively that was included in the deferred revenue balance at the beginning of each of the respective periods.
The balance in deferred revenue is as follows:

Balance at February 1, 2019	$20,274
Revenue recognized	(15,746)
Revenue deferred	15,785
Foreign exchange	(1)

Balance at January 31, 2020	$20,312

Balance at February 1, 2020	$20,312
Revenue recognized	(25,271)
Revenue deferred	38,940
Foreign exchange	63

Balance at January 31, 2021	$34,044

Remaining performance obligations
As of January 31, 2021, the remaining performance obligations in deferred revenue totaled $34,044. The Company’s recognition of revenue in the future thereon will be in:

Years Ending January 31,
2022	$12,481
2023	9,565
2024	6,862
2025	4,150
2026	986
Thereafter	—

$34,044